Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000114967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,179	$ 11,463	$ 10,784	$ 12,023	$ 12,770	$ 12,538	$ 10,611	$ 11,805	$ 13,227	$ 15,085
C000024819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Accumulated Value	10,000		10,089	11,231	10,467	11,549	12,149	11,810	9,894	10,893	12,176	13,852
C000024817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Accumulated Value	9,550		9,692	10,877	10,218	11,366	12,029	11,794	9,955	11,050	12,351	14,051
C000024820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Accumulated Value	9,450		8,487	11,412	10,190	11,868	15,058	16,713	13,505	14,082	16,343	20,878
C000024822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Accumulated Value	10,000		8,909	11,885	10,525	12,162	15,313	16,867	13,528	14,001	16,249	20,758
C000062082 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		9,000	12,127	10,849	12,662	16,099	17,911	14,507	15,164	17,646	22,600
C000129977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		9,110	11,937	10,335	11,794	13,461	14,133	13,742	15,071	16,167	21,002
C000090240 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		9,105	11,922	10,312	11,763	13,420	14,083	13,687	15,001	16,085	20,883
C000130407 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		9,065	11,816	10,176	11,559	13,128	13,713	13,270	14,480	15,459	19,983
C000024825 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Accumulated Value	10,000		9,015	11,686	10,009	11,295	12,752	13,240	12,738	13,816	14,771	19,124
C000024823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Accumulated Value	9,450		8,583	11,208	9,673	11,004	12,521	13,106	12,703	13,884	14,844	19,219
Morningstar Emerging Markets Bond Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Bond Funds Average
Accumulated Value	10,000		10,770.382	11,939.49512	11,312.45791	12,541.63112	13,198.36235	12,998.54574	11,120.82912	11,969.92221	13,417.99433	14,923.5483
Equally weighted J P Morgan Emerging Markets Bond Index Global Diversified J P Morgan Corporate Emerging Market Bond Index Diversified and J P Morgan Government Bond Index Emerging Markets Unhedged Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified
Accumulated Value	10,000		10,723.87434	11,981.68738	11,413.35509	12,876.59322	13,440.84969	13,364.15472	11,548.36352	12,538.43037	13,673.21059	15,436.96483
J P Morgan Emerging Markets Bond Index Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan Emerging Markets Bond Index Global Diversified
Accumulated Value	10,000		10,719.172	11,888.39248	11,312.86589	12,929.21084	13,624.40416	13,445.47759	11,172.7428	11,889.72452	13,454.44793	15,054.98368
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,310.222	10,983.73003	10,673.74062	11,566.89148	12,535.87311	12,123.20596	10,084.65493	10,290.95168	10,768.63398	11,368.6235
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	10,000		9,996.986	12,755.47434	11,719.88927	13,032.06331	14,273.22268	15,578.0336	13,728.45834	14,999.9758	16,954.83114	21,369.46904
Morningstar Foreign Large Blend Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Large Blend Funds Category Average
Accumulated Value	10,000		9,672.239	12,200.94239	11,153.65254	12,412.32773	13,311.28064	14,713.64668	13,158.38774	14,328.77238	16,198.28744	19,981.97251
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Accumulated Value	10,000		9,634.484	12,261.51875	11,288.27051	12,692.22771	13,501.19857	14,954.6215	13,437.69498	15,099.02409	16,893.33775	21,032.54844
MSCI ACWI ex USA SMID Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA SMID Cap Index
Accumulated Value	10,000		10,082.514	13,010.18871	11,695.0655	13,032.40325	14,331.69867	16,143.86601	13,523.97486	14,762.514	16,550.70765	20,756.79195
Morningstar Foreign Small Mid Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Foreign Small/Mid Growth Category Average
Accumulated Value	$ 10,000		$ 9,635.178	$ 12,875.62614	$ 11,596.2756	$ 13,262.24758	$ 16,329.83462	$ 18,486.8882	$ 13,472.06466	$ 13,792.01272	$ 15,415.01678	$ 17,701.91468